PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2021	2022

Prepaid land use rights	716,492	28,246
Less: Accumulated amortization	(81,539)	(5,244)
Prepaid land use rights, net	634,953	23,002